UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2014

SunAmerica Series, Inc.

■  Focused Asset Allocation Strategies

■  Focused Dividend Strategy Portfolio

■  SunAmerica Strategic Value Portfolio

April 30, 2014  SEMI-ANNUAL REPORT

SunAmerica Series, Inc.

SunAmerica Focused Asset Allocation Strategies
Focused Multi-Asset Strategy Portfolio (FASAX)
Focused Balanced Strategy Portfolio (FBAAX)
SunAmerica Focused Portfolios
Focused Dividend Strategy Portfolio (FDSAX)
SunAmerica Strategic Value Portfolio (SFVAX)

Table of Contents

A Message from the President	1
Expense Example	3
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Portfolio of Investments	14
Notes to Financial Statements	27
Results of Special Shareholder Meeting	44

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Series, Inc. (the "SunAmerica Series"), including the Focused Asset Allocation Strategies, Focused Dividend Strategy Portfolio and SunAmerica Strategic Value Portfolio (the "Portfolios") for the six-month period ended April 30, 2014.

Overall, global equities advanced solidly during the semi-annual period, while global bonds delivered positive, yet muted, returns.

As the semi-annual period began in November 2013, the nearly five-year-old global stock rally marched on, as generally solid economic data, coupled with continued accommodative monetary policy from central banks around the world, raised many investors' 2014 expectations. Despite concerns about a slow-down in China and tepid economic growth in Europe, market participants were emboldened by signs of expansionary traction in the U.S. and Japan, the world's largest and third-largest economies, respectively. U.S. equities reached a new all-time high in December 2013, as the U.S. Federal Reserve (the "Fed") ended seven months of speculation and announced it would finally begin tapering its asset purchases, signaling confidence in the U.S. economy. Stock markets in Europe and Japan made fresh highs in December 2013 as well. In the fixed income market, bond yields generally increased in December 2013 on improving economic data and the Fed's tapering announcement.

Global equities got off to a weak start in early 2014, but subsequently recovered, continuing to post fresh highs into April 2014 despite the U.S. economic data impacted by the particularly inclement winter season, Fed Chair Janet Yellen unsettling some investors with comments that suggested the Fed may begin to raise interest rates at a slightly more aggressive pace than markets anticipated, ongoing geopolitical tensions surrounding the crisis in Ukraine, concerns about a Chinese growth slowdown and unsettling economic and political developments in several other emerging market countries. Investors appeared to take solace from comments out of the European Central Bank and Chinese government suggesting that stimulus measures may be ramped up. Solid U.S. corporate earnings and robust merger and acquisition activity also aided bullish sentiment. In the fixed income market, bond yields declined overall on weaker U.S. economic data in the first several months of 2014. However, the Fed continued to reduce its asset purchases, as it believed the U.S. economy appeared poised for stronger economic growth.

For the semi-annual period overall, all U.S. equity market capitalization segments produced gains. Large-cap stocks performed best, followed closely by mid-cap stocks and at some distance by small-cap stocks. Value stocks outperformed growth stocks across the capitalization spectrum. (All as represented by Russell Investments Indices.*) Representing the U.S. equity market, nine of the ten sectors in the S&P 500 Index* generated positive returns during the semi-annual period. Utilities, Information Technology, Energy, Health Care and Materials posted the highest total returns during the six months ended April 30, 2014. During the same period, Telecommunication Services was the only sector to post a negative return. Consumer Discretionary and Consumer Staples were also comparatively weak sectors within the S&P 500 Index.

Against this backdrop, all four SunAmerica Series Portfolios generated positive returns during the semi-annual period. On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Series Portfolios for the six-month period ended April 30, 2014.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors. We believe that investors should resist the urge to act upon short-term market movements and should instead maintain investments in assets that are allocated based on their long-term individual goals and risk tolerance.

Thank you for being a part of the SunAmerica Series Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

*The Russell Investment Indices have provided tracking for a wide array of benchmarks and indices for almost 30 years, and Russell is currently the U.S. institutional industry leader in terms of market share, capturing 68% of the market share for all U.S. institutional equity products reporting a benchmark. The Indices are constructed to be objective and comprehensive with full coverage of the underlying market segment (without gaps or overlaps) in order to create a complete picture of the whole market. The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy Portfolio holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

EXPENSE EXAMPLE — April 30, 2014 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2013 and held until April 30, 2014.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2014" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2014" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2014" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class W the "Expenses Paid During the Six Months Ended April 30, 2014" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2014" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2014," column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2014 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2013	Ending Account Value Using Actual Return at April 30, 2014	Expenses Paid During the Six Months Ended April 30, 2014*	Beginning Account Value At November 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2014	Expenses Paid During the Six Months Ended April 30, 2014*	Expense Ratio as of April 30, 2014*
Focused Multi-Asset Strategy†
Class A	$1,000.00	$1,032.57	$0.96	$1,000.00	$1,023.85	$0.95	0.19%
Class B	$1,000.00	$1,029.69	$4.43	$1,000.00	$1,020.43	$4.41	0.88%
Class C	$1,000.00	$1,029.97	$4.18	$1,000.00	$1,020.68	$4.16	0.83%
Class I#	$1,000.00	$1,032.81	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Focused Balanced Strategy†
Class A	$1,000.00	$1,032.78	$1.06	$1,000.00	$1,023.75	$1.05	0.21%
Class B#	$1,000.00	$1,029.12	$4.53	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,029.63	$4.33	$1,000.00	$1,020.53	$4.31	0.86%
Class I #	$1,000.00	$1,032.45	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Focused Dividend Strategy
Class A	$1,000.00	$1,031.80	$5.39	$1,000.00	$1,019.49	$5.36	1.07%
Class B	$1,000.00	$1,029.27	$8.65	$1,000.00	$1,016.27	$8.60	1.72%
Class C	$1,000.00	$1,028.81	$8.65	$1,000.00	$1,016.27	$8.60	1.72%
Class W	$1,000.00	$1,032.94	$4.33	$1,000.00	$1,020.53	$4.31	0.86%
SunAmerica Strategic Value
Class A	$1,000.00	$1,071.49	$7.40	$1,000.00	$1,017.65	$7.20	1.44%
Class B	$1,000.00	$1,067.16	$11.53	$1,000.00	$1,013.64	$11.23	2.25%
Class C	$1,000.00	$1,068.38	$10.72	$1,000.00	$1,014.43	$10.44	2.09%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Portfolios' prospectus, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2014" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2014" and the "Expense Ratios" would have been lower.

†  Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2014 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$37,948,293	$—	$8,177,502,142	$261,363,050
Investments at value (affiliated)*	307,443,865	183,024,716	—	—
Repurchase agreements (cost approximates value)	—	—	2,330,000	2,846,000
Total investments	345,392,158	183,024,716	8,179,832,142	264,209,050
Cash	—	—	199	533
Receivable for:
Fund shares sold	127,821	25,440	33,328,274	41,400
Dividends and interest	—	—	15,191,527	240,820
Prepaid expenses and other assets	4,896	4,896	20,786	5,722
Due from investment adviser for expense reimbursements/fee waivers	259	657	—	—
Total assets	345,525,134	183,055,709	8,228,372,928	264,497,525
LIABILITIES:
Payable for:
Fund shares redeemed	653,942	154,204	13,122,279	256,831
Investment advisory and management fees	28,396	15,049	3,002,005	161,453
Distribution and service maintenance fees	87,360	47,724	3,430,369	113,489
Transfer agent fees and expenses	7,053	2,149	1,472,507	33,234
Directors' fees and expenses	4,282	1,702	5,744	2,805
Other accrued expenses	87,477	66,574	428,921	54,742
Total liabilities	868,510	287,402	21,461,825	622,554
Net Assets	$344,656,624	$182,768,307	$8,206,911,103	$263,874,971
*Cost
Investments (unaffiliated)	$35,903,204	$—	$7,552,392,556	$239,029,774
Investments (affiliated)	$296,723,277	$170,047,481	$—	$—

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2014 — (unaudited) (continued)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$2,229	$1,214	$47,772	$1,116
Paid-in capital	576,588,963	228,074,187	6,811,184,132	368,067,199
	576,591,192	228,075,401	6,811,231,904	368,068,315
Accumulated undistributed net investment income (loss)	(3,434,128)	(1,782,761)	13,102,753	536,151
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(241,266,117)	(56,501,568)	757,466,860	(127,062,771)
Unrealized appreciation (depreciation) on investments	12,765,677	12,977,235	625,109,586	22,333,276
Net Assets	$344,656,624	$182,768,307	$8,206,911,103	$263,874,971
Class A:
Net assets	$182,475,511	$93,275,110	$4,338,060,034	$192,241,009
Shares outstanding	11,777,667	6,175,923	252,044,023	7,964,940
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.49	$15.10	$17.21	$24.14
Maximum sales charge (5.75% of offering price)	0.95	0.92	1.05	1.47
Maximum offering price to public	$16.44	$16.02	$18.26	$25.61
Class B:
Net assets	$35,129,496	$20,230,751	$267,221,322	$10,315,190
Shares outstanding	2,276,920	1,351,402	15,612,725	459,588
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.43	$14.97	$17.12	$22.44
Class C:
Net assets	$126,748,346	$68,727,287	$2,297,114,869	$61,318,772
Shares outstanding	8,214,863	4,573,744	134,271,783	2,733,019
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.43	$15.03	$17.11	$22.44
Class I:
Net assets	$303,271	$535,159	$—	$—
Shares outstanding	19,584	35,369	—	—
Net asset value, offering and redemption price per share	$15.49	$15.13	$—	$—
Class W:
Net assets	$—	$—	$1,304,514,878	$—
Shares outstanding	—	—	75,794,783	—
Net asset value, offering and redemption price per share	$—	$—	$17.21	$—

See Notes to Financial Statements

STATEMENTS OF OPERATIONS — For the six months ended April 30, 2014 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$584,519	$154,903	$132,891,359	$2,850,641
Dividends (affiliated)	1,958,634	1,356,921	—	—
Interest (unaffiliated)	—	—	13,322	—
Total investment income*	2,543,153	1,511,824	132,904,681	2,850,641
Expenses:
Investment advisory and management fees	174,666	91,120	17,096,628	924,145
Distribution and service maintenance fees:
Class A	—	—	7,101,543	306,851
Class B	125,714	67,443	1,239,466	53,956
Class C	421,282	221,870	10,387,304	301,523
Class W	—	—	869,743	—
Transfer agent fees and expenses:
Class A	23,768	10,872	4,585,417	217,799
Class B	6,930	3,376	278,408	16,300
Class C	10,090	5,185	2,324,403	72,965
Class I	472	34	—	—
Class W	—	—	1,279,696	—
Registration fees:
Class A	11,321	10,613	174,528	11,518
Class B	7,435	7,522	12,681	6,331
Class C	10,444	9,998	67,684	7,814
Class I	543	5,398	—	—
Class W	—	—	21,566	—
Custodian and accounting fees	5,494	5,507	343,182	10,079
Reports to shareholders	39,843	12,730	531,464	27,790
Audit and tax fees	14,485	19,687	28,795	29,194
Legal fees	7,269	5,643	77,051	6,109
Directors' fees and expenses	12,372	6,454	222,569	7,994
Interest expense	—	—	—	81
Other expenses	10,232	9,587	62,859	13,399
Total expenses before fee waivers, expense reimbursements, and expense recoupments	882,360	493,039	46,704,987	2,013,848
Fees waived and expenses reimbursed by investment advisor (Note 4)	(834)	(7,280)	—	—
Net expenses	881,526	485,759	46,704,987	2,013,848
Net investment income (loss)	1,661,627	1,026,065	86,199,694	836,793
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	3,346,715	1,062,280	760,186,829	27,672,878
Net realized gain (loss) on investments (affiliated)	1,031,540	906,713	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	6,641,408	3,257,880	—	—
Net realized gain (loss) on investments and foreign currencies	11,019,663	5,226,873	760,186,829	27,672,878
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,049,337)	(759,673)	(602,744,313)	(10,625,792)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(644,408)	169,646	—	—
Net unrealized gain (loss) on investments and foreign currencies	(1,693,745)	(590,027)	(602,744,313)	(10,625,792)
Net realized and unrealized gain (loss) on investments and foreign currencies	9,325,918	4,636,846	157,442,516	17,047,086
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,987,545	$5,662,911	$243,642,210	$17,883,879
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$4,283

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio
	For the six months ended April 30, 2014 (unaudited)	For the year ended October 31, 2013	For the six months ended April 30, 2014 (unaudited)	For the year ended October 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,661,627	$2,094,894	$1,026,065	$1,548,969
Net realized gain (loss) on investments and foreign currencies	11,019,663	33,272,517	5,226,873	19,871,356
Net unrealized gain (loss) on investments and foreign currencies	(1,693,745)	24,104,241	(590,027)	5,500,921
Net increase (decrease) in net assets resulting from operations	10,987,545	59,471,652	5,662,911	26,921,246
Distributions to shareholders from:
Net investment income (Class A)	(3,765,488)	(1,969,876)	(1,808,084)	(1,093,120)
Net investment income (Class B)	(547,360)	(162,399)	(363,149)	(146,419)
Net investment income (Class C)	(1,910,942)	(604,613)	(1,166,562)	(457,968)
Net investment income (Class I)	(9,485)	(4,437)	(15,376)	(9,230)
Net investment income (Class W)	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class W)	—	—	—	—
Total distributions to shareholders	(6,233,275)	(2,741,325)	(3,353,171)	(1,706,737)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(15,182,177)	(84,971,564)	(3,651,565)	(17,958,525)
Total increase (decrease) in net assets	(10,427,907)	(28,241,237)	(1,341,825)	7,255,984
NET ASSETS:
Beginning of period	355,084,531	383,325,768	184,110,132	176,854,148
End of period†	$344,656,624	$355,084,531	$182,768,307	$184,110,132
†Includes accumulated undistributed net investment income (loss)	$(3,434,128)	$1,137,520	$(1,782,761)	$544,345

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Focused Dividend Strategy Portfolio		SunAmerica Strategic Value Portfolio
	For the six months ended April 30, 2014 (unaudited)	For the year ended October 31, 2013	For the six months ended April 30, 2014 (unaudited)	For the year ended October 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$86,199,694	$116,750,163	$836,793	$1,747,890
Net realized gain (loss) on investments and foreign currencies	760,186,829	241,627,063	27,672,878	31,927,757
Net unrealized gain (loss) on investments and foreign currencies	(602,744,313)	1,031,982,454	(10,625,792)	10,137,560
Net increase (decrease) in net assets resulting from operations	243,642,210	1,390,359,680	17,883,879	43,813,207
Distributions to shareholders from:
Net investment income (Class A)	(48,106,647)	(73,386,594)	(1,189,168)	(1,536,635)
Net investment income (Class B)	(2,170,016)	(3,495,822)	(13,142)	(24,901)
Net investment income (Class C)	(18,357,543)	(25,158,819)	(171,467)	(285,758)
Net investment income (Class I)	—	—	—	—
Net investment income (Class W)	(14,970,017)	(7,598,463)	—	—
Net realized gain on securities (Class A)	(132,078,728)	(24,824,085)	(691,632)	—
Net realized gain on securities (Class B)	(8,038,915)	(1,520,401)	(47,993)	—
Net realized gain on securities (Class C)	(65,898,810)	(9,588,372)	(272,522)	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class W)	(35,584,563)	—	—	—
Total distributions to shareholders	(325,205,239)	(145,572,556)	(2,385,924)	(1,847,294)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	1,210,423,845	3,086,885,708	13,230,804	31,025,809
Total increase (decrease) in net assets	1,128,860,816	4,331,672,832	28,728,759	72,991,722
NET ASSETS:
Beginning of period	7,078,050,287	2,746,377,455	235,146,212	162,154,490
End of period†	$8,206,911,103	$7,078,050,287	$263,874,971	$235,146,212
†Includes accumulated undistributed net investment income (loss)	$13,102,753	$10,507,282	$536,151	$1,073,135

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
Class A
10/31/09	$10.75	$0.23	$1.43	$1.66	$(0.32)	$—	$—	$(0.32)	$12.09	16.06%	$156,759	0.23%		2.15%		30%
10/31/10	12.09	0.16	1.06	1.22	(0.19)	—	—	(0.19)	13.12	10.20	149,761	0.20		1.25		26
10/31/11	13.12	0.23	0.41 (5)	0.64	(0.23)	—	—	(0.23)	13.53	4.89	209,239	0.20		1.52		43
10/31/12	13.53	0.16	(0.34)	(0.18)	(0.26)	—	—	(0.26)	13.09	(1.30)	178,458	0.21		1.17		46
10/31/13	13.09	0.13	2.25	2.38	(0.15)	—	—	(0.15)	15.32	18.37	180,231	0.21		0.90		51
04/30/14(7)	15.32	0.09	0.40	0.49	(0.32)	—	—	(0.32)	15.49	3.26	182,476	0.19	(8)	1.23	(8)	21
Class B
10/31/09	$10.63	$0.16	$1.42	$1.58	$(0.23)	$—	$—	$(0.23)	$11.98	15.26%	$92,164	0.88%		1.52%		30%
10/31/10	11.98	0.08	1.04	1.12	(0.11)	—	—	(0.11)	12.99	9.45	84,177	0.85		0.62		26
10/31/11	12.99	0.14	0.41 (5)	0.55	(0.14)	—	—	(0.14)	13.40	4.22	88,261	0.85		0.96		43
10/31/12	13.40	0.09	(0.35)	(0.26)	(0.17)	—	—	(0.17)	12.97	(1.90)	52,914	0.86		0.64		46
10/31/13	12.97	0.04	2.22	2.26	(0.04)	—	—	(0.04)	15.19	17.49	41,127	0.89		0.26		51
04/30/14(7)	15.19	0.05	0.40	0.45	(0.21)	—	—	(0.21)	15.43	2.97	35,129	0.88	(8)	0.68	(8)	21
Class C
10/31/09	$10.63	$0.17	$1.42	$1.59	$(0.22)	$—	$—	$(0.22)	$12.00	15.39%	$194,402	0.87%		1.56%		30%
10/31/10	12.00	0.08	1.04	1.12	(0.11)	—	—	(0.11)	13.01	9.43	170,291	0.84		0.64		26
10/31/11	13.01	0.14	0.41 (5)	0.55	(0.14)	—	—	(0.14)	13.42	4.22	200,496	0.84		0.94		43
10/31/12	13.42	0.08	(0.34)	(0.26)	(0.18)	—	—	(0.18)	12.98	(1.91)	151,553	0.84		0.58		46
10/31/13	12.98	0.04	2.23	2.27	(0.05)	—	—	(0.05)	15.20	17.59	133,267	0.84		0.28		51
04/30/14(7)	15.20	0.05	0.40	0.45	(0.22)	—	—	(0.22)	15.43	3.00	126,748	0.83	(8)	0.65	(8)	21
Class I
08/15/11-10/31/11(6)	$13.54	$(0.01)	$(0.00)	$(0.01)	$—	$—	$—	$—	$13.53	(0.07)%	$530	0.25	%(4)(8)	(0.40	)%(4)(8)	43%
10/31/12	13.53	0.14	(0.32)	(0.18)	(0.26)	—	—	(0.26)	13.09	(1.31)	401	0.25	(4)	1.09	(4)	46
10/31/13	13.09	0.12	2.24	2.36	(0.14)	—	—	(0.14)	15.31	18.24	459	0.25	(4)	0.84	(4)	51
04/30/14(7)	15.31	0.15	0.35	0.50	(0.32)	—	—	(0.32)	15.49	3.28	303	0.25	(4)(8)	1.96	(4)(8)	21

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/11(7)	10/31/12	10/31/13	04/30/14(7)(8)
Focused Multi-Asset Strategy I	2.20%	0.06%	0.33%	0.46%

(5)  Includes the effect of a merger.

(6)  Inception date of class.

(7)  Unaudited

(8)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
Class A
10/31/09	$10.24	$0.17	$1.10		$1.27	$(0.19)	$—	$—	$(0.19)	$11.32	12.66%	$83,178	0.25%		1.71%		46%
10/31/10	11.32	0.11	1.05		1.16	(0.14)	—	—	(0.14)	12.34	10.29	78,519	0.22		0.97		13
10/31/11	12.34	0.18	0.39	(5)	0.57	(0.26)	—	—	(0.26)	12.65	4.69	91,505	0.22		1.46		41
10/31/12	12.65	0.15	0.40		0.55	(0.28)	—	—	(0.28)	12.92	4.47	87,715	0.22		1.17		22
10/31/13	12.92	0.17	1.99		2.16	(0.17)	—	—	(0.17)	14.91	16.86	93,392	0.22		1.20		70
04/30/14(6)	14.91	0.11	0.37		0.48	(0.29)	—	—	(0.29)	15.10	3.28	93,275	0.21	(7)	1.44	(7)	25
Class B
10/31/09	$10.22	$0.12	$1.07		$1.19	$(0.13)	$—	$—	$(0.13)	$11.28	11.89%	$46,610	0.90%		1.12%		46%
10/31/10	11.28	0.04	1.04		1.08	(0.09)	—	—	(0.09)	12.27	9.58	40,267	0.88		0.32		13
10/31/11	12.27	0.12	0.37	(5)	0.49	(0.18)	—	—	(0.18)	12.58	4.00	31,679	0.89		0.94		41
10/31/12	12.58	0.07	0.39		0.46	(0.21)	—	—	(0.21)	12.83	3.74	21,819	0.89		0.57		22
10/31/13	12.83	0.07	1.99		2.06	(0.09)	—	—	(0.09)	14.80	16.16	20,980	0.90	(4)	0.53	(4)	70
04/30/14(6)	14.80	0.06	0.37		0.43	(0.26)	—	—	(0.26)	14.97	2.91	20,231	0.90	(4)(7)	0.79	(4)(7)	25
Class C
10/31/09	$10.25	$0.12	$1.07		$1.19	$(0.13)	$—	$—	$(0.13)	$11.31	11.87%	$89,888	0.87%		1.13%		46%
10/31/10	11.31	0.04	1.04		1.08	(0.09)	—	—	(0.09)	12.30	9.56	79,526	0.86		0.35		13
10/31/11	12.30	0.11	0.39	(5)	0.50	(0.18)	—	—	(0.18)	12.62	4.10	76,544	0.86		0.88		41
10/31/12	12.62	0.07	0.40		0.47	(0.21)	—	—	(0.21)	12.88	3.82	66,580	0.86		0.54		22
10/31/13	12.88	0.08	1.98		2.06	(0.09)	—	—	(0.09)	14.85	16.10	68,940	0.87		0.56		70
04/30/14(6)	14.85	0.06	0.38		0.44	(0.26)	—	—	(0.26)	15.03	2.96	68,727	0.86	(7)	0.79	(7)	25
Class I
10/31/09	$10.24	$0.22	$1.05		$1.27	$(0.20)	$—	$—	$(0.20)	$11.31	12.66%	$901	0.15	%(4)	2.11	%(4)	46%
10/31/10	11.31	0.11	1.05		1.16	(0.11)	—	—	(0.11)	12.36	10.36	891	0.18	(4)	0.96	(4)	13
10/31/11	12.36	0.19	0.38	(5)	0.57	(0.26)	—	—	(0.26)	12.67	4.65	778	0.25	(4)	1.48	(4)	41
10/31/12	12.67	0.14	0.40		0.54	(0.27)	—	—	(0.27)	12.94	4.43	740	0.25	(4)	1.11	(4)	22
10/31/13	12.94	0.16	2.01		2.17	(0.17)	—	—	(0.17)	14.94	16.89	798	0.25	(4)	1.18	(4)	70
04/30/14(6)	14.94	0.16	0.32		0.48	(0.29)	—	—	(0.29)	15.13	3.25	535	0.25	(4)(7)	2.17	(4)(7)	25

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/09	10/31/10	10/31/11	10/31/12	10/31/13	04/30/14(6)(7)
Focused Balanced Strategy B	—%	—%	—%	—%	0.03%	0.02%
Focused Balanced Strategy I	0.94	1.46	1.03	1.32	1.51	1.62

(5)  Includes the effect of a merger.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
Class A
10/31/09	$7.64	$0.31	$1.50	$1.81	$(0.30)	$—	$—	$(0.30)	$9.15	24.63%	$69,740	0.95	%(3)	4.13	%(3)	84%
10/31/10	9.15	0.31	1.76	2.07	(0.31)	—	—	(0.31)	10.91	22.87	264,368	0.95	(3)	3.22	(3)	28
10/31/11	10.91	0.31	0.63	0.94	(0.30)	—	—	(0.30)	11.55	8.67	726,140	1.00	(3)	2.88	(3)	29
10/31/12	11.55	0.34	1.63	1.97	(0.34)	—	—	(0.34)	13.18	17.27	1,916,051	0.98		2.76		20
10/31/13	13.18	0.43	4.44	4.87	(0.42)	—	(0.17)	(0.59)	17.46	38.00	3,894,978	0.98		2.88		42
04/30/14(5)	17.46	0.20	0.32	0.52	(0.20)	—	(0.57)	(0.77)	17.21	3.18	4,338,060	1.07	(6)	2.45	(6)	44
Class B
10/31/09	$7.61	$0.26	$1.49	$1.75	$(0.25)	$—	$—	$(0.25)	$9.11	23.80%	$15,657	1.60	%(3)	3.53	%(3)	84%
10/31/10	9.11	0.26	1.73	1.99	(0.23)	—	—	(0.23)	10.87	22.11	26,434	1.60	(3)	2.64	(3)	28
10/31/11	10.87	0.24	0.62	0.86	(0.22)	—	—	(0.22)	11.51	8.01	53,211	1.66	(3)	2.21	(3)	29
10/31/12	11.51	0.26	1.61	1.87	(0.26)	—	—	(0.26)	13.12	16.44	114,794	1.64		2.12		20
10/31/13	13.12	0.33	4.41	4.74	(0.33)	—	(0.17)	(0.50)	17.36	37.05	237,272	1.64		2.23		42
04/30/14(5)	17.36	0.15	0.33	0.48	(0.15)	—	(0.57)	(0.72)	17.12	2.93	267,221	1.72	(6)	1.81	(6)	44
Class C
10/31/09	$7.61	$0.26	$1.50	$1.76	$(0.25)	$—	$—	$(0.25)	$9.12	23.93%	$44,183	1.60	%(3)	3.50	%(3)	84%
10/31/10	9.12	0.25	1.74	1.99	(0.23)	—	—	(0.23)	10.88	22.09	113,340	1.60	(3)	2.60	(3)	28
10/31/11	10.88	0.24	0.62	0.86	(0.23)	—	—	(0.23)	11.51	7.93	249,573	1.65	(3)	2.22	(3)	29
10/31/12	11.51	0.26	1.63	1.89	(0.27)	—	—	(0.27)	13.13	16.58	715,533	1.63		2.10		20
10/31/13	13.13	0.32	4.41	4.73	(0.33)	—	(0.17)	(0.50)	17.36	37.00	1,922,796	1.63		2.16		42
04/30/14(5)	17.36	0.15	0.32	0.47	(0.15)	—	(0.57)	(0.72)	17.11	2.88	2,297,115	1.72	(6)	1.81	(6)	44
Class W
05/15/13(4)-10/31/13	$15.66	$0.33	$1.67	$2.00	$(0.20)	$—	$—	$(0.20)	$17.46	12.88%	$1,023,004	0.79	%(3)(6)	2.42	%(3)(6)	42%
04/30/14(5)	17.46	0.22	0.32	0.54	(0.22)	—	(0.57)	(0.79)	17.21	3.29	1,304,515	0.86	(6)	2.66	(6)	44

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/09	10/31/10	10/31/11	10/31/13
Focused Dividend Strategy A	0.16%	0.10%	0.01%	—%
Focused Dividend Strategy B	0.24	0.16	0.02	—
Focused Dividend Strategy C	0.17	0.10	0.01	—
Focused Dividend Strategy W	—	—	—	0.00	(5)

(4)  Inception date of class.

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
SUNAMERICA STRATEGIC VALUE PORTFOLIO
Class A
10/31/09	$11.48	$(0.01)	$2.09		$2.08	$(0.06)	$(0.02)	$—	$(0.08)	$13.48	18.46%	$130,860	1.70	%(3)(4)	(0.10	)%(3)(4)	61%
10/31/10	13.48	(0.06)	2.01		1.95	—	—	—	—	15.43	14.47	125,744	1.72	(3)	(0.38	)(3)	22
10/31/11	15.43	0.05	0.29		0.34	—	—	—	—	15.77	2.20	94,187	1.64	(3)	0.28	(3)	106
10/31/12	15.77	0.20	1.94		2.14	(0.03)	—	—	(0.03)	17.88	13.64	114,965	1.49		1.19		55
10/31/13	17.88	0.23	4.92	(5)	5.15	(0.24)	—	—	(0.24)	22.79	29.21	164,273	1.46		1.16		76
04/30/14(6)	22.79	0.10	1.52		1.62	(0.17)	—	(0.10)	(0.27)	24.14	7.15	192,241	1.44	(7)	0.87	(7)	59
Class B
10/31/09	$10.84	$(0.08)	$1.99		$1.91	$—	$—	$—	$—	$12.75	17.62%	$33,792	2.35	%(3)(4)	(0.74	)%(3)(4)	61%
10/31/10	12.75	(0.15)	1.90		1.75	—	—	—	—	14.50	13.73	17,706	2.37	(3)	(1.06	)(3)	22
10/31/11	14.50	(0.08)	0.29		0.21	—	—	—	—	14.71	1.45	10,711	2.37	(3)	(0.49	)(3)	106
10/31/12	14.71	0.05	1.81		1.86	—	—	—	—	16.57	12.64	7,308	2.37	(3)	0.33	(3)	55
10/31/13	16.57	0.06	4.58	(5)	4.64	(0.06)	—	—	(0.06)	21.15	28.09	10,606	2.31	(3)	0.30	(3)	76
04/30/14(6)	21.15	0.01	1.41		1.42	(0.03)	—	(0.10)	(0.13)	22.44	6.72	10,315	2.25	(7)	0.08	(7)	59
Class C
10/31/09	$10.83	$(0.08)	$1.99		$1.91	$—	$—	$—	$—	$12.74	17.64%	$72,915	2.35	%(3)(4)	(0.75	)%(3)(4)	61%
10/31/10	12.74	(0.14)	1.90		1.76	—	—	—	—	14.50	13.81	62,410	2.37	(3)	(1.03	)(3)	22
10/31/11	14.50	(0.07)	0.29		0.22	—	—	—	—	14.72	1.52	44,407	2.33	(3)	(0.43	)(3)	106
10/31/12	14.72	0.09	1.80		1.89	—	—	—	—	16.61	12.84	39,882	2.15		0.54		55
10/31/13	16.61	0.09	4.58	(5)	4.67	(0.12)	—	—	(0.12)	21.16	28.33	60,267	2.12		0.49		76
04/30/14(6)	21.16	0.02	1.42		1.44	(0.06)	—	(0.10)	(0.16)	22.44	6.84	61,319	2.09	(7)	0.22	(7)	59

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/09	10/31/10	10/31/11	10/31/12	10/31/13
SunAmerica Strategic Value A	0.09%	0.01%	(0.06)%	—%	—%
SunAmerica Strategic Value B	0.14	0.07	(0.04)	(0.12)	(0.03)
SunAmerica Strategic Value C	0.10	0.02	(0.09)	—	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

10/31/09
SunAmerica Strategic Value A	0.00%
SunAmerica Strategic Value B	0.00
SunAmerica Strategic Value C	0.00

(5)  Includes the effect of a merger (See Note 2).

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2014 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.7%
Exchange-Traded Funds	11.0
Foreign Equity Investment Companies	10.1
Alternative Strategies Investment Companies	10.0
Fixed Income Investment Companies	9.7
Global Strategies Investment Companies	9.7
100.2%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—89.2%
Alternative Strategies Investment Companies—10.0%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $42,193,138)	4,255,596	$34,683,108
Domestic Equity Investment Companies—49.7%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,959,120	33,716,447
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	1,509,698	36,444,115
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	1,387,966	33,588,773
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,410,498	34,204,577
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	2,225,464	33,248,427
Total Domestic Equity Investment Companies (cost $151,815,776)		171,202,339
Fixed Income Investment Companies—9.7%
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,781,884	16,975,687
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,739,773	16,493,047
Total Fixed Income Investment Companies (cost $33,678,579)		33,468,734
Foreign Equity Investment Companies—10.1%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,520,282	18,456,229
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	2,220,110	16,229,003
Total Foreign Equity Investment Companies (cost $34,700,942)		34,685,232
Security Description	Shares	Value (Note 3)
Global Strategies Investment Companies—9.7%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	1,188,752	$15,953,056
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	1,072,612	17,451,396
Total Global Strategies Investment Companies (cost $34,334,842)		33,404,452
Total Affiliated Investment Companies (cost $296,723,277)		307,443,865
EXCHANGE-TRADED FUNDS—11.0%
iShares Russell 1000 Growth ETF (cost $35,903,204)	438,202	37,948,293
TOTAL INVESTMENTS (cost $332,626,481)(1)	100.2%	345,392,158
Liabilities in excess of other assets	(0.2)	(735,534)
NET ASSETS	100.0%	$344,656,624

† Non-income producing security

# See Note 6

@ The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 7 for cost of investments on a tax basis.

ETF—Exchange-Traded Fund

Focused Multi-Asset Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2014 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$34,683,108	$—	$—	$34,683,108
Domestic Equity Investment Companies	171,202,339	—	—	171,202,339
Fixed Income Investment Companies	33,468,734	—	—	33,468,734
Foreign Equity Investment Companies	34,685,232	—	—	34,685,232
Global Strategies Investment Companies	33,404,452	—	—	33,404,452
Exchange-Traded Funds	37,948,293	—	—	37,948,293
Total	$345,392,158	$—	$—	$345,392,158

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2014 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.9%
Fixed Income Investment Companies	24.8
Foreign Equity Investment Companies	10.5
Global Strategies Investment Companies	5.4
Alternative Investment Companies	1.5
100.1%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.1%
Alternative Strategies Investment Companies—1.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $3,301,449)	337,774	$2,752,861
Domestic Equity Investment Companies—57.9%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,327,681	22,849,383
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	951,162	22,961,061
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	874,692	21,167,535
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	873,946	21,193,196
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	1,183,347	17,679,205
Total Domestic Equity Investment Companies (cost $91,822,632)		105,850,380
Fixed Income Investment Companies—24.8%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	496,598	5,313,597
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	5,170,220	18,354,281
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,527,633	14,481,956
SunAmerica Senior Floating Rate Fund, Inc., Class A	856,192	7,132,082
Total Fixed Income Investment Companies (cost $46,191,316)		45,281,916
Foreign Equity Investment Companies—10.5%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,299,623	15,777,422
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	480,229	3,510,472
Total Foreign Equity Investment Companies (cost $18,277,187)		19,287,894
Security Description	Shares	Value (Note 3)
Global Strategies Investment Companies—5.4%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	451,385	$6,057,587
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	233,195	3,794,078
Total Global Strategies Investment Companies (cost $10,454,897)		9,851,665
TOTAL INVESTMENTS (cost $170,047,481)(1)	100.1%	183,024,716
Liabilities in excess of other assets	(0.1)	(256,409)
NET ASSETS	100.0%	$182,768,307

† Non-income producing security

# See Note 6

@ The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 7 for cost of investments on a tax basis.

Focused Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2014 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$2,752,861	$—	$—	$2,752,861
Domestic Equity Investment Companies	105,850,380	—	—	105,850,380
Fixed Income Investment Companies	45,281,916	—	—	45,281,916
Foreign Equity Investment Companies	19,287,894	—	—	19,287,894
Global Strategies Investment Companies	9,851,665	—	—	9,851,665
Total	$183,024,716	$—	$—	$183,024,716

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2014 — (unaudited)

Industry Allocation*
Tobacco	13.7%
Medical-Drugs	10.9
Aerospace/Defense	7.4
Commercial Services-Finance	6.6
Telephone-Integrated	6.3
Oil Refining & Marketing	3.8
Electronic Components-Semiconductors	3.5
Food-Misc./Diversified	3.5
Applications Software	3.4
Computer Services	3.4
Retail-Restaurants	3.3
Oil Companies-Integrated	3.3
Non-Hazardous Waste Disposal	3.2
Consumer Products-Misc.	3.2
Cosmetics & Toiletries	3.2
Data Processing/Management	3.2
Networking Products	3.2
Enterprise Software/Service	3.0
Toys	2.8
Internet Security	2.8
Retail-Apparel/Shoe	2.7
Retail-Office Supplies	2.5
U.S. Government Treasuries	0.7
Repurchase Agreements	0.1
99.7%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS—98.9%
Aerospace/Defense—7.4%
Lockheed Martin Corp.	1,911,506	$313,754,595
Raytheon Co.	3,082,822	294,347,845
		608,102,440
Applications Software—3.4%
Microsoft Corp.	6,974,283	281,761,033
Commercial Services-Finance—6.6%
Automatic Data Processing, Inc.	3,460,443	269,776,136
H&R Block, Inc.	9,430,336	268,010,149
		537,786,285
Computer Services—3.4%
Accenture PLC, Class A	3,472,820	278,589,620
Consumer Products-Misc.—3.2%
Clorox Co.	2,905,176	263,499,463
Cosmetics & Toiletries—3.2%
Procter & Gamble Co.	3,187,006	263,087,345
Data Processing/Management—3.2%
Paychex, Inc.	6,238,270	260,822,069
Electronic Components- Semiconductors—3.5%
Intel Corp.	10,847,092	289,508,886
Enterprise Software/Service—3.0%
CA, Inc.	8,169,628	246,232,588
Food-Misc./Diversified—3.5%
Kraft Foods Group, Inc.	5,005,028	284,585,892
Internet Security—2.8%
Symantec Corp.	11,295,294	229,068,562
Medical-Drugs—10.9%
Eli Lilly & Co.	5,214,066	308,151,301
Merck & Co., Inc.	5,577,942	326,644,284
Pfizer, Inc.	8,391,912	262,499,007
		897,294,592
Networking Products—3.2%
Cisco Systems, Inc.	11,182,100	258,418,331
Non-Hazardous Waste Disposal—3.2%
Waste Management, Inc.	5,942,054	264,124,300
Oil Companies-Integrated—3.3%
Chevron Corp.	2,165,205	271,776,532
Oil Refining & Marketing—3.8%
HollyFrontier Corp.	5,965,036	313,701,243
Retail-Apparel/Shoe—2.7%
Coach, Inc.	5,038,694	224,977,687
Retail-Office Supplies—2.5%
Staples, Inc.	16,509,314	206,366,425
Retail-Restaurants—3.3%
McDonald's Corp.	2,700,209	273,747,189
Telephone-Integrated—6.3%
AT&T, Inc.	7,483,966	267,177,586
Verizon Communications, Inc.	5,247,464	245,213,993
		512,391,579
Security Description	Shares/ Principal Amount	Value (Note 3)
Tobacco—13.7%
Altria Group, Inc.	7,000,356	$280,784,279
Lorillard, Inc.	5,089,561	302,421,715
Philip Morris International, Inc.	2,921,689	249,599,891
Reynolds American, Inc.	5,105,420	288,098,851
		1,120,904,736
Toys—2.8%
Mattel, Inc.	5,912,569	231,861,393
Total Long-Term Investment Securities (cost $7,493,498,604)		8,118,608,190
SHORT-TERM INVESTMENT SECURITIES—0.7%
U.S. Government Treasuries—0.7%
United States Treasury Bills 0.01% due 05/08/2014	$46,894,000	46,893,952
0.02% due 05/01/2014	12,000,000	12,000,000
Total Short-Term Investment Securities (cost $58,893,952)		58,893,952
REPURCHASE AGREEMENT—0.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,330,000)	2,330,000	2,330,000
TOTAL INVESTMENTS (cost $7,554,722,556)(2)	99.7%	8,179,832,142
Other assets less liabilities	0.3	27,078,961
NET ASSETS	100.0%	$8,206,911,103

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2014 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Aerospace/Defense	$608,102,440	$—	$—	$608,102,440
Commercial Services-Finance	537,786,285	—	—	537,786,285
Medical-Drugs	897,294,592	—	—	897,294,592
Telephone-Integrated	512,391,579	—	—	512,391,579
Tobacco	1,120,904,736	—	—	1,120,904,736
Other Industries*	4,442,128,558	—	—	4,442,128,558
Short-Term Investment Securities:
U.S. Government Treasuries	—	58,893,952	—	58,893,952
Repurchase Agreement	—	2,330,000	—	2,330,000
Total	$8,118,608,190	$61,223,952	$—	$8,179,832,142

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Strategic Value Portfolio

PORTFOLIO PROFILE — April 30, 2014 — (unaudited)

Industry Allocation*
Oil Companies-Integrated	8.9%
Medical-Drugs	6.0
Diversified Manufacturing Operations	5.1
Electric-Integrated	4.5
Diversified Banking Institutions	4.4
Multimedia	3.7
Insurance-Reinsurance	3.5
Telephone-Integrated	3.5
Banks-Super Regional	3.5
Aerospace/Defense	2.7
Finance-Other Services	2.7
Computers	2.4
Cosmetics & Toiletries	2.2
Real Estate Investment Trusts	1.9
Insurance-Life/Health	1.8
Retail-Drug Store	1.7
Non-Hazardous Waste Disposal	1.6
Electronic Components-Semiconductors	1.5
Networking Products	1.5
Oil Refining & Marketing	1.5
Oil Companies-Exploration & Production	1.4
Investment Management/Advisor Services	1.3
Chemicals-Diversified	1.3
Electronics-Military	1.2
Insurance Brokers	1.2
Tools-Hand Held	1.2
Enterprise Software/Service	1.2
Oil & Gas Drilling	1.1
Repurchase Agreements	1.1
Medical Products	1.0
Medical-Wholesale Drug Distribution	1.0
Medical Instruments	1.0
Medical-HMO	1.0
Oil Field Machinery & Equipment	1.0
Engineering/R&D Services	1.0
Commercial Services-Finance	0.9
Medical Labs & Testing Services	0.8
Racetracks	0.8
Consulting Services	0.8
Savings & Loans/Thrifts	0.7
Auto-Cars/Light Trucks	0.7
Electric-Generation	0.7
Entertainment Software	0.7
Batteries/Battery Systems	0.6
Airlines	0.6
Pharmacy Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Metal-Copper	0.6
Telecommunication Equipment	0.5
Machinery-Farming	0.5
Electric Products-Misc.	0.5
Telecom Equipment-Fiber Optics	0.5
Commercial Services	0.5
E-Commerce/Services	0.5
Cable/Satellite TV	0.5
Retail-Regional Department Stores	0.5
Beverages-Wine/Spirits	0.5
Insurance-Multi-line	0.4
Internet Security	0.4
Metal-Aluminum	0.4
Appliances	0.4
Medical-Hospitals	0.4%
Retail-Discount	0.4
Containers-Metal/Glass	0.4
Tobacco	0.4
Computers-Integrated Systems	0.4
Diversified Financial Services	0.3
Medical-Generic Drugs	0.3
Schools	0.3
Retail-Pawn Shops	0.3
Insurance-Property/Casualty	0.1
100.1%

* Calculated as a percentage of net assets

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS—99.0%
Aerospace/Defense—2.7%
General Dynamics Corp.	22,994	$2,516,693
Northrop Grumman Corp.	24,690	3,000,082
Raytheon Co.	17,365	1,658,010
		7,174,785
Airlines—0.6%
Delta Air Lines, Inc.	45,308	1,668,694
Appliances—0.4%
Whirlpool Corp.	7,394	1,134,092
Auto-Cars/Light Trucks—0.7%
General Motors Co.	53,257	1,836,301
Auto/Truck Parts & Equipment- Original—0.6%
Johnson Controls, Inc.	34,236	1,545,413
Banks-Super Regional—3.5%
PNC Financial Services Group, Inc.	28,772	2,417,999
Wells Fargo & Co.	135,216	6,712,122
		9,130,121
Batteries/Battery Systems—0.6%
Energizer Holdings, Inc.	14,974	1,672,446
Beverages-Wine/Spirits—0.5%
Constellation Brands, Inc., Class A†	15,132	1,208,139
Cable/Satellite TV—0.5%
Comcast Corp., Class A	24,317	1,258,648
Chemicals-Diversified—1.3%
Dow Chemical Co.	66,919	3,339,258
Commercial Services—0.5%
Convergys Corp.	61,237	1,319,045
Commercial Services-Finance—0.9%
SEI Investments Co.	69,465	2,249,277
Computers—2.4%
Apple, Inc.	6,593	3,890,463
Hewlett-Packard Co.	77,796	2,571,936
		6,462,399
Computers-Integrated Systems—0.4%
Brocade Communications Systems, Inc.†	100,346	934,221
Consulting Services—0.8%
Booz Allen Hamilton Holding Corp.	85,549	1,988,159
Containers-Metal/Glass—0.4%
Owens-Illinois, Inc.†	30,198	959,692
Cosmetics & Toiletries—2.2%
Procter & Gamble Co.	70,665	5,833,396
Diversified Banking Institutions—4.4%
Bank of America Corp.	280,429	4,245,695
Citigroup, Inc.	65,726	3,148,933
JPMorgan Chase & Co.	74,013	4,143,248
		11,537,876
Security Description	Shares	Value (Note 3)
Diversified Financial Services—0.3%
DFC Global Corp.†	98,759	$920,434
Diversified Manufacturing Operations—5.1%
3M Co.	9,270	1,289,364
Danaher Corp.	25,779	1,891,663
Dover Corp.	29,575	2,555,280
General Electric Co.	107,271	2,884,517
Ingersoll-Rand PLC	21,300	1,273,740
Parker Hannifin Corp.	27,652	3,508,486
		13,403,050
E-Commerce/Services—0.5%
Liberty Interactive Corp., Class A†	43,735	1,270,939
Electric Products-Misc.—0.5%
Emerson Electric Co.	20,317	1,385,213
Electric-Generation—0.7%
AES Corp.	126,694	1,830,728
Electric-Integrated—4.5%
Duke Energy Corp.	159,454	11,877,729
Electronic Components- Semiconductors—1.5%
Intel Corp.	151,959	4,055,786
Electronics-Military—1.2%
L-3 Communications Holdings, Inc.	28,461	3,283,546
Engineering/R&D Services—1.0%
Fluor Corp.	20,058	1,518,391
Jacobs Engineering Group, Inc.†	17,205	992,728
		2,511,119
Enterprise Software/Service—1.2%
CA, Inc.	50,711	1,528,429
ManTech International Corp., Class A	53,414	1,593,340
		3,121,769
Entertainment Software—0.7%
Activision Blizzard, Inc.	87,014	1,741,150
Finance-Other Services—2.7%
CME Group, Inc.	53,918	3,795,288
NASDAQ OMX Group, Inc.	87,900	3,243,510
		7,038,798
Insurance Brokers—1.2%
Marsh & McLennan Cos., Inc.	65,497	3,229,657
Insurance-Life/Health—1.8%
StanCorp Financial Group, Inc.	18,889	1,154,118
Torchmark Corp.	46,230	3,684,531
		4,838,649
Insurance-Multi-line—0.4%
Allstate Corp.	20,446	1,164,400
Insurance-Property/Casualty—0.1%
Travelers Cos., Inc.	4,207	381,070

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)
Insurance-Reinsurance—3.5%
Montpelier Re Holdings, Ltd.	78,777	$2,409,001
PartnerRe, Ltd.	20,170	2,125,918
Platinum Underwriters Holdings, Ltd.	76,333	4,786,842
		9,321,761
Internet Security—0.4%
Symantec Corp.	57,190	1,159,813
Investment Management/Advisor Services—1.3%
Janus Capital Group, Inc.	91,282	1,107,251
Legg Mason, Inc.	49,998	2,344,406
		3,451,657
Machinery-Farming—0.5%
AGCO Corp.	24,906	1,387,264
Medical Instruments—1.0%
Medtronic, Inc.	43,471	2,556,964
Medical Labs & Testing Services—0.8%
Quest Diagnostics, Inc.	39,095	2,186,583
Medical Products—1.0%
CareFusion Corp.†	68,742	2,685,063
Medical-Drugs—6.0%
Eli Lilly & Co.	173,531	10,255,682
Johnson & Johnson	54,711	5,541,677
		15,797,359
Medical-Generic Drugs—0.3%
Impax Laboratories, Inc.†	34,594	904,633
Medical-HMO—1.0%
UnitedHealth Group, Inc.	33,981	2,549,934
Medical-Hospitals—0.4%
HCA Holdings, Inc.†	20,003	1,040,156
Medical-Wholesale Drug Distribution—1.0%
Cardinal Health, Inc.	38,048	2,644,717
Metal-Aluminum—0.4%
Kaiser Aluminum Corp.	16,384	1,153,434
Metal-Copper—0.6%
Freeport-McMoRan Copper & Gold, Inc.	44,728	1,537,301
Multimedia—3.7%
Time Warner, Inc.	49,119	3,264,449
Twenty-First Century Fox, Inc., Class A	56,311	1,803,078
Walt Disney Co.	59,458	4,717,398
		9,784,925
Networking Products—1.5%
Cisco Systems, Inc.	172,469	3,985,759
Non-Hazardous Waste Disposal—1.6%
Waste Management, Inc.	96,707	4,298,626
Security Description	Shares	Value (Note 3)
Oil & Gas Drilling—1.1%
Diamond Offshore Drilling, Inc.	31,199	$1,703,777
Helmerich & Payne, Inc.	11,398	1,238,393
		2,942,170
Oil Companies-Exploration & Production—1.4%
Apache Corp.	30,886	2,680,905
Unit Corp.†	13,409	884,323
		3,565,228
Oil Companies-Integrated—8.9%
Chevron Corp.	87,669	11,004,213
Exxon Mobil Corp.	122,767	12,572,568
		23,576,781
Oil Field Machinery & Equipment—1.0%
National Oilwell Varco, Inc.	32,120	2,522,384
Oil Refining & Marketing—1.5%
HollyFrontier Corp.	45,466	2,391,057
Valero Energy Corp.	27,751	1,586,525
		3,977,582
Pharmacy Services—0.6%
Omnicare, Inc.	27,331	1,619,908
Racetracks—0.8%
Penn National Gaming, Inc.†	192,505	2,148,356
Real Estate Investment Trusts—1.9%
Chimera Investment Corp.	844,013	2,608,000
Dynex Capital, Inc.	159,915	1,372,071
Resource Capital Corp.	186,917	1,028,043
		5,008,114
Retail-Discount—0.4%
Wal-Mart Stores, Inc.	12,330	982,824
Retail-Drug Store—1.7%
CVS Caremark Corp.	60,211	4,378,544
Retail-Pawn Shops—0.3%
Ezcorp, Inc., Class A†	79,051	824,502
Retail-Regional Department Stores—0.5%
Macy's, Inc.	21,649	1,243,302
Savings & Loans/Thrifts—0.7%
Washington Federal, Inc.	89,920	1,940,474
Schools—0.3%
Apollo Education Group, Inc.†	29,011	837,258
Telecom Equipment-Fiber Optics—0.5%
Corning, Inc.	65,062	1,360,446
Telecommunication Equipment—0.5%
Harris Corp.	19,071	1,402,100
Telephone-Integrated—3.5%
AT&T, Inc.	133,196	4,755,097
CenturyLink, Inc.	73,657	2,571,366
Telephone & Data Systems, Inc.	68,802	1,870,726
		9,197,189

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
Tobacco—0.4%
Reynolds American, Inc.	16,744	$944,864
Tools-Hand Held—1.2%
Snap-on, Inc.	27,061	3,139,076
Total Long-Term Investment Securities (cost $239,029,774)		261,363,050
REPURCHASE AGREEMENT—1.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,846,000)	$2,846,000	2,846,000
TOTAL INVESTMENTS (cost $241,875,774)(2)	100.1%	264,209,050
Liabilities in excess of other assets	(0.1)	(334,079)
NET ASSETS	100.0%	$263,874,971

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2014 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Manufacturing Operations	$13,403,050	$—	$—	$13,403,050
Medical-Drugs	15,797,359	—	—	15,797,359
Oil Companies-Integrated	23,576,781	—	—	23,576,781
Other Industries*	208,585,860	—	—	208,585,860
Repurchase Agreement	—	2,846,000	—	2,846,000
Total	$261,363,050	$2,846,000	$—	$264,209,050

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Fund currently consists of four separate series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective and strategy. With respect to the Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, each of these Portfolios has a principal investment technique to invest in a combination of SunAmerica funds as described below and may also invest in any other affiliated SunAmerica funds (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Portfolios are as follows:

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund, SunAmerica Global Trends Fund and the SunAmerica Income Explorer Fund. In addition, the Portfolio may invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Fund. The Portfolio may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund, SunAmerica Global Trends Fund and the SunAmerica Income Explorer Fund. In addition, the Portfolio may invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Fund. The Portfolio may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

SunAmerica Strategic Value Portfolio seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

The Asset Allocation Strategy Portfolios: Focused Multi-Asset Strategy and Focused Balanced Strategy, ("Strategy Portfolios") invest in various SunAmerica funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.safunds.com.

The Portfolios are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class I shares—  Offered at net asset value per share exclusively for sale to certain institutions.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class I or Class W. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Fund Mergers

Pursuant to a plan of reorganization, all of the assets and liabilities of the Focused Small-Cap Value Portfolio, a series of the Fund, were transferred in a tax-free exchange to the SunAmerica Strategic Value Portfolio, in exchange for shares of the SunAmerica Strategic Value Portfolio. The reorganization was consummated on July, 22, 2013. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below. Class A, Class B, and Class C shares of the Focused Small-Cap Value Portfolio were exchanged tax-free for Class A, Class B, and Class C shares of SunAmerica Strategic Value Portfolio at an exchange ratio of 0.77 to 1, 0.73 to 1, and 0.74 to 1, respectively. Shares of the SunAmerica Strategic Value Portfolio issued in connection with the acquisition of the Focused Small-Cap Value Portfolio were 4,678,724 with a value of $101,518,891. The assets in the investment portfolio of the Focused Small-Cap Value Portfolio with a value of $101,631,664 and identified cost of $86,360,549 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Fund
Focused Small-Cap Value Portfolio				$15,271,115
Class A	4,741,553	$80,648,271	$17.01
Class B	291,835	4,379,714	15.01
Class C	1,093,367	16,490,906	15.08

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Fund
SunAmerica Strategic Value Portfolio				$25,624,608
Class A	5,569,617	$122,708,049	$22.03
Class B	380,221	7,792,558	20.49
Class C	2,143,178	43,933,061	20.50
Post Reorganization
SunAmerica Strategic Value Portfolio				$40,895,723
Class A	9,230,167	$203,356,320	$22.03
Class B	593,920	12,172,272	20.49
Class C	2,947,653	60,423,967	20.50

Assuming the reorganization had been completed on November 1, 2012, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended October 31, 2013, are as follows:

Net investment income (loss)	$2,649,339
Net realized/unrealized gains (losses)	59,181,027
Change in net assets resulting from operations	$61,830,366

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since July, 22, 2013.

Note 3. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board") , etc.).

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of April 30, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Portfolios have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Portfolios and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolios' counterparties to elect early termination could cause the Portfolios to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of April 30, 2014, the repurchase agreements held by the Portfolios are subject to master netting agreements. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio's holdings in repurchase agreements.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

As of April 30, 2014, the following Portfolios held an undivided Interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Focused Dividend Strategy	1.51%	$2,330,000
SunAmerica Strategic Value	1.84	2,846,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $154,388,000, a repurchase price of $154,388,000 and a maturity date of May 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.00%	03/31/2017	$31,270,000	$31,426,350
U.S. Treasury Notes	1.50	08/31/2018	5,780,000	5,794,450
U.S. Treasury Notes	2.00	02/28/2021	121,680,000	120,258,169

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after the ex-dividend date. Distributions received from the Portfolio's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded by the Portfolios as a reduction to the cost basis of the securities held. The Strategy Portfolios invest in a combination of SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio and Focused Dividend Strategy Portfolio. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012 or expected to be taken in each Portfolio's 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

New Accounting Pronouncements: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 4.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Dividend Strategy*	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
SunAmerica Strategic Value .	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Portfolios' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Class A	Class B	Class C
SunAmerica Strategic Value	1.72%	2.37%	2.37%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Portfolios' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Portfolio	Class A	Class B	Class C	Class I
Focused Multi-Asset Strategy	0.25%	0.90%	0.90%	0.25%
Focused Balanced Strategy	0.25%	0.90%	0.90%	0.25%

For the six months ended April 30, 2014, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Class Specific Expenses Reimbursed
Focused Multi-Asset Strategy Class I	$834
Focused Balanced Strategy Class B	2,929
Focused Balanced Strategy Class I	5,160

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Portfolios within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

*  The investment advisory and management fee for Focused Dividend Strategy Portfolio was 0.35% of average daily net assets for the period of November 1, 2013 through November 10, 2013.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

For the six months ended April 30, 2014, the amounts recouped by SunAmerica were as follows:

Portfolio	Class Specific Expenses Recouped
Focused Balanced Strategy Class B	$809

At April 30, 2014, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Class Specific Expenses Reimbursed
Portfolio	October 31, 2014	October 31, 2015	October 31, 2016
Focused Multi-Asset Strategy Class I	$149	$1,451	$834
Focused Balanced Strategy Class B	—	4,697	2,929
Focused Balanced Strategy Class I	4,686	11,271	5,160

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG Capital Services, Inc.* ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of Class A, B and C shares of the Focused Portfolios and Class B and C shares of the Strategy Portfolios (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Focused Portfolios' Class A Plan, Class B Plan, and Class C Plan, the Distributor receives a distribution fee from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios and Class W shares of the Focused Dividend Strategy Portfolio, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended April 30, 2014, ACS received fees, as reflected in the Statements of Operations, based upon the aforementioned rates.

The Fund, on behalf of the Focused Dividend Strategy Portfolio, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2014, ACS earned fees (see Statements of Operations) based upon the aforementioned rates.

ACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. ACS has

*  Effective February 28, 2014, SunAmerica Capital Services, Inc. changed its name to AIG Capital Services, Inc.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

advised the Portfolios that for the six months ended April 30, 2014, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Multi-Asset Strategy	$136,116	$63,909	$51,550	$—	$17,078	$2,217
Focused Balanced Strategy	90,850	30,976	45,612	—	10,746	1,568
Focused Dividend Strategy	9,619,975	944,426	7,230,499	85,107	190,649	253,372
SunAmerica Strategic Value	80,864	29,394	39,500	—	5,375	2,203

The Fund, on behalf of each Portfolio, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, pursuant to which SAFS receives a fee from each Portfolio (except the Strategy Portfolios) to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2014, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statements of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

	Expense				Payable At April 30, 2014
Portfolio	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
Focused Dividend Strategy	$4,463,827	$272,683	$2,285,207	$1,275,623	$764,571	$47,212	$405,277	$230,619
SunAmerica Strategic Value	192,877	11,870	66,335	—	34,449	1,880	11,032	—

At April 30, 2014, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, and shares held through Pershing LLC, in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser, owned a percentage of the outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Focused Multi-Asset Strategy	Pershing LLC	6%
Focused Balanced Strategy	Pershing LLC	6
Focused Dividend Strategy	Pershing LLC	3
SunAmerica Strategic Value	Focused Multi-Asset Strategy Portfolio	14
	Focused Balanced Strategy Portfolio	9
	Pershing LLC	5

The Strategy Portfolios do not invest in the Underlying Funds, which includes a combination of SunAmerica funds (each, an "Underlying SunAmerica Fund," and collectively, the "Underlying SunAmerica Funds"), for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying SunAmerica Funds. At April 30, 2014, each Strategy Portfolio held less than 75% of the outstanding shares of each Underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 99% of the outstanding shares of each Underlying SunAmerica Fund.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2014 were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
Purchases (excluding U.S. government securities)	$72,853,996	$46,224,853	$4,812,175,707	$163,152,140
Sales (excluding U.S. government securities)	94,512,625	53,392,284	3,285,386,019	144,356,285
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—

Note 6.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned shares of the Underlying SunAmerica Funds. For the six months ended April 30, 2014, transactions in these securities were as follows:

Focused Multi-Asset Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2013	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2014
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$165,469	$—	$18,979,090	$358,752	$1,598,163	$(138,888)	$855,438	$18,456,229
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	310,284	1,236,223	17,924,056	1,739,789	1,598,163	(424,870)	(1,411,809)	16,229,003
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	405,127	—	17,737,926	598,410	1,598,163	51,703	185,811	16,975,687
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	136,511	—	17,735,150	329,794	1,598,163	(96,609)	122,875	16,493,047
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	398,810	1,122,929	35,486,097	1,908,304	3,196,326	939,805	(1,421,433)	33,716,447
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	125,982	73,272	17,673,283	18,473,490	2,105,710	624,361	1,778,691	36,444,115
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	35,753,156	262,939	2,554,240	(815,092)	2,036,345	34,683,108
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	724,300	17,521,251	18,624,856	2,105,710	420,265	(871,889)	33,588,773
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,795,357	35,288,311	2,181,922	3,196,326	549,776	(619,106)	34,204,577
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	1,689,327	17,718,197	1,882,609	1,598,163	(176,459)	(1,873,128)	15,953,056
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	416,451	—	17,676,051	609,733	1,598,163	56,420	707,355	17,451,396
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	—	34,483,438	1,142,581	41,128	(133,558)	33,248,427
	$1,958,634	$6,641,408	$249,492,568	$81,454,036	$23,889,871	$1,031,540	$(644,408)	$307,443,865

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

Focused Balanced Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2013	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2014
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$96,272	$—	$10,972,365	$4,619,732	$731,679	$(13,014)	$930,018	$15,777,422
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	65,219	259,842	3,737,193	377,452	217,394	(260)	(386,519)	3,510,472
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	104,397	168	9,250,265	220,425	4,070,973	(382,040)	295,920	5,313,597
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	428,420	—	18,493,122	690,374	1,086,966	13,776	243,975	18,354,281
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	121,122	—	18,494,022	336,529	4,345,403	(225,229)	222,037	14,481,956
SunAmerica Senior Floating Rate Fund, Inc., Class A	84,627	—	—	7,388,662	243,059	533	(14,054)	7,132,082
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	235,516	590,849	18,519,907	5,443,369	1,166,465	682,594	(630,022)	22,849,383
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	132,667	77,160	18,461,304	4,293,658	1,166,463	319,962	1,052,600	22,961,061
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	2,786,185	40,774	169,940	(51,450)	147,292	2,752,861
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	764,413	18,338,897	4,408,493	1,166,465	237,703	(651,093)	21,167,535
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	942,876	18,385,155	4,037,956	1,166,465	332,465	(395,915)	21,193,196
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	622,571	6,466,054	709,811	359,753	(22,242)	(736,283)	6,057,587
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	88,681	—	3,682,567	135,147	189,814	(1,094)	167,272	3,794,078
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	—	18,137,272	397,494	15,009	(75,582)	17,679,205
	$1,356,921	$3,257,879	$147,587,036	$50,839,654	$16,478,333	$906,713	$169,646	$183,024,716

†  Includes reinvestment of distributions paid.

Note 7.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and retirement pension expense.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2013
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Focused Multi-Asset Strategy	$1,140,876	$(249,150,789)	$11,324,430	$2,741,325	$—
Focused Balanced Strategy	545,748	(60,528,650)	12,367,468	1,706,737	—
Focused Dividend Strategy	155,340,518	96,766,140	1,225,138,809	118,055,478	27,517,078
SunAmerica Strategic Value	1,057,194	1,012,086	31,923,614	1,847,294	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

As of October 31, 2013, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†					Unlimited†
	2014	2015	2016	2017	2018	ST	LT
Focused Multi-Asset Strategy*	$—	$63,683,221	$76,595,915	$85,959,472	$22,912,181	$—	$—
Focused Balanced Strategy*	—	2,730,724	24,605,570	32,787,679	404,677	—	—
Focused Dividend Strategy	—	—	—	—	—	—	—
SunAmerica Strategic Value*	4,227,115	19,995,198	39,363,567	90,094,942	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

*  Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2013, based on current tax law, the Focused Multi-Asset Strategy, Focused Balanced Strategy and SunAmerica Strategic Value have $120,146,109, $1,363,834 and $26,649,198, respectively, of capital losses that will not be available for use.

As of April 30, 2014, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio
Cost (tax basis)	$335,761,473	$171,247,275	$7,557,437,646	$242,911,228
Appreciation	23,988,302	15,455,115	810,788,441	25,473,874
Depreciation	(14,357,617)	(3,677,674)	(188,393,945)	(4,176,052)
Net unrealized appreciation (depreciation)	$9,630,685	$11,777,441	$622,394,496	$21,297,822

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

Note 8.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013		For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	851,222	$13,100,792	1,336,632	$18,631,823	115,928	$1,778,366	192,154	$2,665,555
Reinvested dividends	232,667	3,545,849	139,553	1,836,522	33,286	506,276	11,133	146,182
Shares redeemed(1)(2)	(1,073,405)	(16,588,006)	(3,338,194)	(46,345,377)	(579,699)	(8,928,591)	(1,576,163)	(21,762,998)
Net increase (decrease)	10,484	$58,635	(1,862,009)	$(25,877,032)	(430,485)	$(6,643,949)	(1,372,876)	$(18,951,261)
	Class C				Class I
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013		For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	216,435	$3,324,125	344,385	$4,784,595	739	$11,293	2,141	$29,972
Reinvested dividends	106,786	1,624,208	38,641	507,352	620	9,452	337	4,437
Shares redeemed	(874,608)	(13,384,407)	(3,288,270)	(45,424,793)	(11,771)	(181,534)	(3,109)	(44,834)
Net increase (decrease)	(551,387)	$(8,436,074)	(2,905,244)	$(40,132,846)	(10,412)	$(160,789)	(631)	$(10,425)
	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013		For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	368,675	$5,542,313	921,783	$12,714,380	84,063	$1,250,972	269,061	$3,683,087
Reinvested dividends	114,361	1,698,116	74,932	1,007,805	22,771	335,423	9,883	130,097
Shares redeemed(3)(4)	(569,916)	(8,571,745)	(1,522,666)	(20,791,303)	(173,257)	(2,590,850)	(561,116)	(7,610,342)
Net increase (decrease)	(86,880)	$(1,331,316)	(525,951)	$(7,069,118)	(66,423)	$(1,004,455)	(282,172)	$(3,797,158)
	Class C				Class I
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013		For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	229,443	$3,428,088	561,505	$7,821,636	2,251	$33,795	3,098	$42,993
Reinvested dividends	66,270	980,134	27,828	368,174	1,034	15,376	686	9,230
Shares redeemed	(364,987)	(5,452,180)	(1,117,333)	(15,232,056)	(21,362)	(321,007)	(7,552)	(102,226)
Net increase (decrease)	(69,274)	$(1,043,958)	(528,000)	$(7,042,246)	(18,077)	$(271,836)	(3,768)	$(50,003)

(1)  For the six months ended April 30, 2014, includes automatic conversion of 242,004 shares of Class B shares in the amount of $3,734,330 to 241,061 shares of Class A shares in the amount of $3,734,330.

(2)  For the year ended October 31, 2013, includes automatic conversion of 486,858 shares of Class B shares in the amount of $6,726,319 to 484,282 shares of Class A shares in the amount of $6,726,319.

(3)  For the six months ended April 30, 2014, includes automatic conversion of 65,222 shares of Class B shares in the amount of $975,812 to 64,671 shares of Class A shares in the amount of $975,812.

(4)  For the year ended October 31, 2013, includes automatic conversion of 185,991 shares of Class B shares in the amount of $2,518,212 to 184,648 shares of Class A shares in the amount of $2,518,212.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013		For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	66,971,048	$1,133,266,570	175,956,662	$2,728,260,191	2,396,900	$40,428,856	6,046,261	$92,275,479
Reinvested dividends	9,466,534	156,398,562	5,415,061	77,992,884	450,738	7,408,289	244,016	3,464,769
Shares redeemed(1)(2)	(47,524,624)	(796,413,682)	(103,569,465)	(1,625,368,314)	(899,960)	(15,099,395)	(1,371,719)	(20,893,490)
Net increase (decrease)	28,912,958	$493,251,450	77,802,258	$1,180,884,761	1,947,678	$32,737,750	4,918,558	$74,846,758
	Class C				Class W
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013		For the six months ended April 30, 2014 (unaudited)		For the period May 14, 2013@ through October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,563,493	$497,411,220	63,618,244	$981,703,275	29,168,936	$492,143,922	62,525,436	$1,029,418,300
Reinvested dividends	3,486,176	57,268,014	1,598,081	22,867,603	1,601,649	26,469,408	293,866	4,792,333
Shares redeemed	(9,553,339)	(160,298,540)	(8,957,613)	(137,542,677)	(13,577,970)	(228,559,379)	(4,217,134)	(70,084,645)
Net increase (decrease)	23,496,330	$394,380,694	56,258,712	$867,028,201	17,192,615	$290,053,951	58,602,168	$964,125,988
	SunAmerica Strategic Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013		For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	1,195,282	$26,994,030	688,772	$14,842,615	118,058	$2,560,623	63,183	$1,195,852
Shares issued in merger†	—	—	3,660,550	80,648,271	—	—	213,699	4,379,714
Reinvested dividends	77,601	1,769,308	80,856	1,439,231	2,726	57,959	1,383	23,029
Shares redeemed(3)(4)	(517,505)	(12,113,746)	(3,651,552)	(77,172,561)	(162,608)	(3,544,180)	(217,913)	(4,159,064)
Net increase (decrease)	755,378	$16,649,592	778,626	$19,757,556	(41,824)	$(925,598)	60,352	$1,439,531

	Class C
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	64,415	$1,410,680	60,879	$1,165,500
Shares issued in merger†	—	—	804,475	16,490,906
Reinvested dividends	18,962	402,763	15,424	256,499
Shares redeemed	(198,003)	(4,306,633)	(434,518)	(8,084,183)
Net increase (decrease)	(114,626)	$(2,493,190)	446,260	$9,828,722

(1)  For the six months ended April 30, 2014, includes automatic conversion of 64,883 shares of Class B shares in the amount of $1,090,750 to 64,520 shares of Class A shares in the amount of $1,090,750.

(2)  For the year ended October 31, 2013, includes automatic conversion of 112,327 shares of Class B shares in the amount of $1,652,541 to 111,762 shares of Class A shares in the amount of $1,652,541.

(3)  For the six months ended April 30, 2014, includes automatic conversion of 38,962 shares of Class B shares in the amount of $855,477 to 36,267 shares of Class A shares in the amount of $855,477.

(4)  For the year ended October 31, 2013, includes automatic conversion of 75,273 shares of Class B shares in the amount of $1,422,273 to 70,106 shares of Class A shares in the amount of $1,422,273.

@  Commencement of operations

†  See Note 2.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

Note 9.  Directors' Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statements of Operations.

Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
	As of April 30, 2014
Focused Multi-Asset Strategy	$2,206	$38	$1,191
Focused Balanced Strategy	926	18	497
Focused Dividend Strategy	2,461	327	1,104
SunAmerica Strategic Value	2,199	26	1,196

Note 10.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended April 30, 2014, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SunAmerica Strategic Value	3	$81	$727,828	1.34%

At April 30, 2014, there were no borrowings outstanding.

NOTES TO FINANCIAL STATEMENTS — April 30, 2014 — (unaudited) (continued)

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2014, none of the Portfolios participated in this program.

SunAmerica Series, Inc.

RESULTS OF SPECIAL SHAREHOLDER MEETING — April 30, 2014 — (unaudited)

At a special meeting held on November 8, 2013 (the "Special Meeting"), the shareholders of the Focused Dividend Strategy Portfolio considered a proposal to amend the Investment Advisory and Management Agreement between the Fund, on behalf of the Portfolio, and SunAmerica (the "Amended Advisory Agreement") to increase the advisory fee rate payable by the Portfolio to SunAmerica. Under the Amended Advisory Agreement, advisory fees are payable to SunAmerica with respect to the Portfolio at an annual rate equal to 0.60% on the first $1.5 billion of the Portfolio's average daily net assets; 0.50% of the next $1.5 billion of average daily net assets; and 0.40% thereafter.

The proposal was approved and voting results of the Special Meeting were as follows:

For	Against	Abstain
113,131,912	34,861,861	14,140,361

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Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

James Nichols, Vice President

Timothy Pettee, Vice President

Katherine Stoner, Vice President and Chief Compliance Officer

Gregory N. Bressler, Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Thomas D. Peeney, Assistant Secretary

Gregory R. Kingston, Treasurer

John E. Smith Jr., Assistant Treasurer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

AIG Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Portfolios voted proxies relating to securities held in the SunAmerica Series, Inc. Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.safunds.com
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by: AIG Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

FOSAN - 4/14

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 8, 2014